Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of asset retirement obligations [abstract]
Beginning balance	$ 16,288,631	$ 11,569,897
Effect of translation	(119,928)	2,806,374
Increase of the year	3,160,320	2,510,635
Applications payments	(126,088)	(121,317)
Applications reversals	(957,806)	(476,958)
Ending balance	$ 18,245,129	$ 16,288,631